SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Income Taxes (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Income Tax Expense [Abstract]
Interest or penalties associated with tax position		$ 0	$ 0
Unrecognized tax positions		$ 0	$ 0
Hong Kong [Member]
Income Tax Expense [Abstract]
Period of prior tax assessment years from investigation	6 years
Extended period of prior tax assessment years from investigation	10 years
PRC [Member]
Income Tax Expense [Abstract]
Statute of limitations related to income tax examinations	3 years
Statute of limitations related to income tax examinations, under special circumstance	5 years
Statute of limitations related to income tax examinations, underpayment of taxes | ¥	¥ 100,000
Statute of limitations related to income tax examinations, transfer pricing issues	10 years
U.S. Federal [Member]
Income Tax Expense [Abstract]
Open tax examination years	2013 2014 2015 2016 2017 2018 2019 2020 2021